Government Bonds And Other Assets - Summary of Roll forward of the Mexican Bonds (Detail) - Mexican Bonds - Mexican Government - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Balance as of the beginning of the year	$ 21,435,936	$ 35,875,353
Government Bonds Collected	(21,419,618)	(10,765,584)
Accrued interests	0	1,094,599
Interests received from bonds	0	(1,152,297)
Amortized cost	(17,891)	25,998
Reversal of impairment of bonds	1,573	288
Balance at the end of the period	$ 0	$ 25,078,357